Note 8 - Related Party Transactions (Details Textual)							12 Months Ended
	Feb. 28, 2017 USD ($)	Dec. 23, 2016 USD ($) shares	Nov. 30, 2016 USD ($)	Jan. 02, 2014	Jan. 01, 2012	Jan. 01, 2011	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Nov. 29, 2016 USD ($)
Related Party Agreement Term				5 years		5 years
Related Party Transaction Discount Percentage					5.00%
Related Party Transaction Daily Fee Per Vessel Per Day in Operation | €								€ 720
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up | €								€ 360
Due to Related Parties							$ 11,539		$ 322,703
Related Party Transaction Amounts of Transaction Per Crew Member Per Month							$ 50
Euroseas Ltd (Member)
Number of Vessels							13
Euromar LLC, The Joint Venture [Member]
Number of Vessels							10
Eurobulk Ltd. [Member]
Related Party Transaction Discount Percentage							5.00%	5.00%
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction							$ 2,000,000		2,000,000		$ 2,000,000
Eurobulk Ltd. [Member] | After Discount [Member]
Related Party Transaction Daily Fee Per Vessel Per Day in Operation | €								€ 685
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up							342.50
Affiliated Entity [Member]
Debt Instrument, Face Amount			$ 2,000,000										$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Repayments of Debt			$ 2,000,000
Affiliated Entity [Member] | Subsequent Event [Member]
Interest Paid	$ 50,556
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party							$ 104,708		129,564		131,448
Related Party Transaction Commission on Premium, Maximum, Percentage							5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party							$ 128,369		175,586		215,915
Entities Managed by Tennenbaum Capital Partners [Member] | M/V Dagr Including Fuel on Board [Member]
Stock Issued During Period, Shares, Purchase of Assets | shares		900,000
Stock Issued During Period, Value, Purchase of Assets		$ 1,800,000
Vessel Management Fees (Member) | Eurobulk Ltd. [Member]
Service Management Costs Daily Fee Related Party | €								€ 685		€ 685		€ 685
Related Party Transaction, Amounts of Transaction							$ 4,894,559		4,151,335		3,179,596
Vessel Sales [Member] | Eurochart [Member]
Related Party Transaction Commission, Percentage							1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party							$ 55,796		77,022		0
Charter Revenues [Member] | Eurochart [Member]
Related Party Transaction Commission, Percentage							1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party							$ 372,806		475,792		517,828
Vessel Acquisition [Member] | Eurochart [Member]
Related Party Transaction, Expenses from Transactions with Related Party							$ 243,500		$ 141,700		$ 602,200